Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,203	$ 5,018	$ 5,483
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	161	173	233
Deferred income taxes, net	146	(46)	101
Accrued severance pay	(123)	105	68
Foreign currency exchange rate loss from marketable securities - available-for-sale	128	0	0
Unrealized loss (gain) from marketable securities, net	23	98	(26)
Employees share-based compensation	136	138	72
Realized gain on sale of marketable securities - available-for-sale, net	(44)	0	(9)
Decrease (increase) in accounts receivable:
Trade	1,145	352	(1,354)
Other	37	21	(70)
Decrease (increase) in prepaid expenses and deferred cost of revenues	(9)	95	(77)
Decrease in inventories	4	1	0
Increase (decrease) in accounts payable and accruals:
Trade	(186)	99	(387)
Other	(1,031)	(42)	1,153
Increase (decrease) in deferred revenues	654	285	(1,346)
Net cash provided by operating activities	5,244	6,297	3,841
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in marketable securities - available-for-sale	(1,000)	0	(1,664)
Proceeds from sales of marketable securities - available-for-sale	1,730	0	522
Purchase of property and equipment	(68)	(146)	(201)
Severance pay funds	82	(32)	(109)
Proceeds from (investment in) short-term bank deposits	(3,535)	3,053	3,746
Proceeds from (investment in) marketable securities	344	(210)	(2,176)
Net cash provided by (used in) investing activities	(2,447)	2,665	118
CASH FLOWS FROM FINANCING ACTIVITIES:
Employee stock options exercised and paid	85	171	424
Dividend paid	(5,192)	(5,758)	(4,544)
Net cash used in financing activities	(5,107)	(5,587)	(4,120)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVALENTS	0	0	49
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,310)	3,375	(112)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	11,475	8,100	8,212
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	9,165	11,475	8,100
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES-
Taxes paid	$ 841	$ 414	$ 1,266